DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE A - DESCRIPTION OF THE PLAN

The following brief description of The Bancorp, Inc. 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

1. General

The Plan is a defined contribution plan of The Bancorp, Inc. and its subsidiary (collectively, the Company) covering all employees. Full-time employees shall become eligible to participate in the Plan on the date of their employment, part-time employees shall become eligible to participate once they have reached age 21 and completed the 1,000 hours of service requirement. Participants may start contributing to the Plan the first day of each month after becoming eligible. The Plan is subject to the provisions of the Department of Labor’s Rules and Regulations for Reporting and Disclosure under the Employee Retirement Income Security Act of 1974, as amended (ERISA).

2. Contributions

Contributions to the Plan are made by eligible employees and the Company. Each year, participants may contribute on pre-tax and after-tax basis up to the Internal Revenue Service (IRS) maximum allowable limit, as defined in the Plan. The Company matches 50% of the first 6% of eligible compensation that a participant contributes to the Plan. Participants may also contribute amounts representing rollovers from other qualified plans. The Plan contains an automatic enrollment feature of 6%. Discretionary amounts may be contributed at the option of the Company’s board of directors. There were no discretionary amounts contributed in 2025. Contributions are subject to certain limitations.

3. Participant Accounts

Individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contributions and allocation of (a) the Company’s matching and discretionary contributions (b) Plan earnings and is charged with (a) withdrawals and (b) allocation of administrative expenses and Plan losses. Allocations are based on participant’s earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. No discretionary employer contributions were made for the years ended 2025 and 2024.

4. Vesting

Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the Company’s matching and discretionary contribution portion of their accounts plus actual earnings thereon is based on years of continuous service, as defined. A participant is 50% vested after two years of service and 100% vested after three years of service.

Participants attaining their normal retirement age and those who become disabled or die are entitled to 100% of their accrued benefits, regardless of credited service period.

5. Investment Options

The Plan’s trustee is Fidelity Management Trust Company and record-keeper is Fidelity Workplace Service LLC. Participants are able to direct contributions into any of thirty-two investment options.

All investments are included in the financial statements at fair market value (Note D).

6. Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to $50,000 or 50% of their vested account balance, reduced by the highest outstanding loan balance in the prior twelve-month period. Loan terms range from one to five years, with longer terms available for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear an interest rate set at 1% above the prime rate. Interest rates on outstanding loans ranged from 4.25% to 9.50% at December 31, 2025 and 2024. Principal and interest are paid ratably through monthly payroll deductions and are deposited into the participant’s account. A fee based on the loan term is charged to cover administrative costs.

7. Benefit Payments

Upon termination of service due to death, disability or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in their account, or annual installments over an agreed-upon period. For termination of service due to other reasons, a participant may receive the value of the vested interest in their account as a lump-sum distribution. Minimum required distributions for participants who have reached age 73 also apply per IRS regulations.

8. In-Service Withdrawals

Participants in the Plan, while employed with the Company, may make withdrawals for the following circumstances: they have reached the age of 59-1/2, have a “qualifying” hardship withdrawal request, or they have rollover contributions invested in their account. Once a participant has reached 59-1/2 years of age, they may withdraw all or a portion of their vested account. A Plan participant who has rollover contributions may withdraw all or a portion of their rollover contribution account. A participant who has a “qualifying” hardship withdrawal, in instances of immediate and heavy financial hardship, may withdraw up to 100% of their accounts in the following priority: elective deferral contributions, catch-up contributions, the vested portion of the employer matching contributions account, and the vested portion of the employer discretionary contribution account.

9. Forfeited Accounts

Forfeitures are used to reinstate previously forfeited balances of former employees, with any remaining portion available to reduce future employer contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $141,674 and $123,792 respectively. Forfeitures of $123,967 were used to reduce employer contributions during the year ended December 31, 2025.

10. Voting Rights

Each participant is entitled to exercise voting rights attributable to the Company shares allocated to their account through their holdings and is notified by the Trustee prior to the time that such rights are to be exercised. Any allocated shares for which instructions have not been given by a participant in the same proportion as the shares for which voting instructions have been received, subject to the power, responsibility and obligation of the Plan Administrator to direct the Trustee to act with respect to the voting of such shares in a different manner, if the Plan Administrator determines that such action is consistent with and/or required by its fiduciary obligations under ERISA.